Significant Accounting Policies - Schedule of Obligations Associated with Deferred Guarantee Income After Adoption of ASC 326 (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Ending balances	¥ 694,582	$ 106,449
Accounting Standards Update 2014-09
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Fair value of guarantee liabilities at inception of new loans	1,532,461
Release of deferred guarantee income	(2,319,693)
Ending balances	694,582
Accounting Standards Update 2014-09 | Cumulative Effect Period Of Adoption Adjustment
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Opening balances	¥ 1,481,814
Ending balances